Description of the Plan - Narrative (Details) - EBP INVUNION	12 Months Ended
Dec. 31, 2025 USD ($) yr loan
EBP, Description of Plan [Line Items]
Minimum age to participate in plan	18
Requisite service period	1 year
Company contribution, vesting period	3 years
Participant compensation matched percent	5.00%
Employer contribution, supplemental contribution, vesting period	9 years
Supplemental contribution percent	1.175%
Percent of pretax, maximum annual compensation to total compensation	75.00%
Provision period before deferrals begin	90 days
Automatic deferral rate, annual increase	1.00%
Employee age for distribution	55
Years of service	5 years
Number of loans | loan	1
General loan, borrowing term	4 years 6 months
Primary residence, borrowing term	10 years
Maximum borrowing, amount	50.00%
Maximum borrowing, to total account | $	$ 50,000
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	6.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	10.00%